COMMITMENTS AND CONTINGENT LIABILITIES (Details)	12 Months Ended				12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS	Dec. 31, 2006 Positive Outcome of Litigation [Member] EUR (€)	Dec. 31, 2003 Positive Outcome of Litigation [Member] USD ($)	Dec. 31, 2003 Positive Outcome of Litigation [Member] CZK	Dec. 31, 2003 Positive Outcome of Litigation [Member] EUR (€)	Dec. 31, 2012 Pending Litigation [Member] USD ($)	Dec. 31, 2012 Pending Litigation [Member] ILS	Dec. 31, 2012 Litigation [Member] USD ($)	Dec. 31, 2012 Litigation [Member] ILS	Dec. 31, 2011 Litigation [Member] USD ($)	Dec. 31, 2011 Litigation [Member] ILS	Dec. 31, 2010 Litigation [Member] USD ($)	Dec. 31, 2010 Litigation [Member] ILS	Dec. 31, 2006 Litigation [Member] USD ($)	Dec. 31, 2006 Litigation [Member] ILS
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Monthly lease amount	$ 15,000
Future minimum lease commitments, 2013	141,000
Future minimum lease commitments	141,000
Bank guarantee			16,000	62,662
Security deposit	20,000	74,013
Litigation [Line Items]
Litigation settlement amount						3,464,000	80,000,000								239,000	893,000	26,000	100,000
Arbitration costs					6,688	56,000		42,716
Legal fees						84,000		63,611									8,000	30,000
Settlement expense											94,000	357,200	144,000	535,800
Amount of claim filed against the company									96,000	360,199
Litigation reserve									$ 46,000